Note 5 - Deposits (Detail) - Maturities of Certificates of Deposit (USD $)	Dec. 31, 2012
2013	$ 225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$ 334,541,774